Employee Cost - Summary of Employee Cost (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Cost [Abstract]
Wages and salaries	$ 900,596	$ 702,525	$ 664,619
Other remunerations	133,237	107,198	100,638
Social benefits	116,581	91,357	81,073
Severance payments	13,401	22,390	19,030
Labor union fees	22,183	20,111	19,217
Taxes on employee benefits	19,987	13,977	12,360
PTU	56,531	70,127	2,647
Retirement employee benefits	35,530	33,151	31,383
Others	75,218	54,914	39,514
Total employee cost	$ 1,373,264	$ 1,115,750	$ 970,481